Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 459,549,949.30
Previously Paid Amount	0.00
Total Fee Amount	63,463.85
Total Offset Amount	0.00
Net Fee	63,463.85
Narrative - Max Aggregate Offering Price	$ 459,549,949.30
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true